Retirement plans - Asset allocation (Details)	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Equity securities	19.00%	18.00%
Debt securities	54.00%	57.00%
Cash and other short-term securities	27.00%	25.00%
Total	100.00%	100.00%